Risk Management and Financial Instruments - Fair Value of Non-Derivative Financial Instruments (Details) - Level II - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying Amount
Carrying and fair values of non-derivative financial instruments
Outstanding	$ 0	$ (5,967)
Senior long-term debt due to third party	(4,629)	0
Junior long-term debt due to third party	(1,087)	0
Fair Value
Carrying and fair values of non-derivative financial instruments
Outstanding	0	(6,163)
Senior long-term debt due to third party	(4,598)	0
Junior long-term debt due to third party	$ (1,135)	$ 0